Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Vaso Corporation and Subsidaries [Member]
Deferred Revenue (Tables) [Line Items]
Schedule of Deferred Revenues

The changes in the Company’s deferred revenues are as follows:

	(in thousands)
	Year ended December 31,
	2023	2022
Deferred revenue at beginning of period	$30,803	$24,965
Net additions:
Deferred extended service contracts	2	3
Deferred commission revenues	15,064	19,666
Recognized as revenue:
Deferred extended service contracts	(4)	(4)
Deferred commission revenues	(13,665)	(13,827)
Deferred revenue at end of period	32,200	30,803
Less: current portion	15,883	15,139
Long-term deferred revenue at end of period	$16,317	$15,664